Segmental reporting - Split of income by geographic region (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Total income	£ 13,204	£ 11,315	[1]
United Kingdom
Disclosure of operating segments [line items]
Total income	7,972	5,895
Europe
Disclosure of operating segments [line items]
Total income	1,311	1,222
Americas
Disclosure of operating segments [line items]
Total income	3,200	3,608
Africa and Middle East
Disclosure of operating segments [line items]
Total income	31	20
Asia
Disclosure of operating segments [line items]
Total income	£ 690	£ 570

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.